Basic and Diluted Net Income Per Common Share - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
The dilutive effect of Stock-based awards	808	485,906	486,150	4,124,861	4,155,395